Supplement, dated July 20, 2006, to the Statements of Additional Information
                    for each of the following Seligman Funds:

Statements of Additional Information, each dated February 1, 2006, for Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc.,
 Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and
                   Seligman Pennsylvania Municipal Fund Series

  Statements of Additional Information, each dated March 1, 2006, for Seligman
            Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

   Statements of Additional Information, each dated May 1, 2006, for Seligman
    Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common
      Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman
         Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund
           Series, Inc., Seligman Time Horizon/Harvester Series, Inc.
                      and Seligman Value Fund Series, Inc.

         Statement of Additional Information, dated October 3, 2005, for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                           (collectively, the "Funds")

Effective July 20, 2006, the following paragraph replaces and supersedes the second paragraph of sub-section "Class C" under the heading "Purchase, Redemption, and Pricing of Shares - Purchase of Shares" in each Fund's Statement of Additional Information:

Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: A.G. Edwards & Sons, Inc., Advest, Inc., Bear, Stearns & Co. Inc., Citigroup Global Markets, Inc., First Clearing, LLC, INVEST Financial Corporation, Investment Centers of America, Inc., KCD Financial, Inc., Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, McDonald Investments Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., National Planning Corporation, National Planning Holdings, Inc., Piper Jaffray & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., Ryan Beck & Co., SII Investments, Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.